Summary of Significant Accounting Policies Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of disaggregation of non current operating assets
Non-current
operating assets by country

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Non-current operating assets:
Norway	$4,014	$4,256	$4,072
United States	1,313	1,648	1,451
United Kingdom	723	1,025	180
China	118	5	7

Total:	$6,168	$6,934	$5,701